FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

10. FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As of December 31,
	2023	2024
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd. (Chengdu Fish Bubble)	105,629	-	-

The above unlisted equity investment was classified as financial assets at fair value through profit or loss as the Group has not selected to recognize the fair value gain or loss through other comprehensive income. Pursuant to the share transfer agreement dated October 15, 2024, the Group disposed all its equity interest in Chengdu Fish Bubble for a cash consideration of RMB25,363 in total.

10. FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As at December 31,
	2022	2023
	RMB	RMB	USD
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.	69,129	105,629	14,877

The above unlisted equity investment was classified as financial assets at fair value through profit or loss as the Group has not elected to recognize the fair value gain or loss through other comprehensive income.